PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2015	2014
	$	$
Cost:

Computers and peripheral equipment	1,131	726
Office furniture and equipment	351	230
Leasehold improvements	295	192
Vehicle	29	-
	1,806	1,148
Accumulated depreciation:
Computers and peripheral equipment	648	360
Office furniture and equipment	202	160
Leasehold improvements	39	12
Vehicle	29	-
	918	532
Depreciated cost	888	616